Plant and equipment, net - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Plant and equipment, net
Impairment of long-lived assets	$ 16,691,803	$ 0
Cryptocurrency mining equipment
Plant and equipment, net
Impairment of long-lived assets	16,700,000
Depreciation	5,361,955	$ 276,763
Purchase of cryptocurrency mining equipment	21,400,833
Capitalization of prepayment	18,175,800
Shipping costs	115,033
Issuance of ordinary shares	$ 3,110,000